Note 24 - Financial Instruments - Financial Assets and Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity securities	$ 3,945	$ 9,476
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration, Liability	44,712	$ 91,229	$ 154,671
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents	3,753
Equity securities	5,049
Debt securities	0
Warehouse receivables	0
Total assets	8,802
Business Combination, Contingent Consideration, Liability	0
Total liabilities	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Deferred Purchase Price on AR Facility [Member]
Deferred Purchase Price on AR Facility	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-related Derivatives [Member]
Derivative assets	0
Derivative Liabilities	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Interest Rate Swap [Member]
Derivative assets	0
Derivative Liabilities	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents	0
Equity securities	12
Debt securities	19,176
Warehouse receivables	177,104
Total assets	200,567
Business Combination, Contingent Consideration, Liability	0
Total liabilities	1,470
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Deferred Purchase Price on AR Facility [Member]
Deferred Purchase Price on AR Facility	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage-related Derivatives [Member]
Derivative assets	0
Derivative Liabilities	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Derivative assets	4,275
Derivative Liabilities	1,470
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents	0
Equity securities	0
Debt securities	0
Warehouse receivables	0
Total assets	121,967
Business Combination, Contingent Consideration, Liability	44,712
Total liabilities	55,259
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Deferred Purchase Price on AR Facility [Member]
Deferred Purchase Price on AR Facility	107,743
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage-related Derivatives [Member]
Derivative assets	14,224
Derivative Liabilities	10,547
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest Rate Swap [Member]
Derivative assets	0
Derivative Liabilities	$ 0